SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash, Uninsured Amount	$ 369,023
Stock Or Unit Option Plan Expense	$ 45,866	$ 24,453